37. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management Tables
Schedule of consolidated derivative financial instruments
	2017			2016
	Assets	Liabilities	Net	Assets	Liabilities	Net

Transactions with derivatives	80,790	(32,463)	48,327	216,922	(81,473)	135,449

Current portion	53,875	(14,044)	39,831	82,454	(36,163)	46,291
Non-current portion	26,915	(18,419)	8,496	134,468	(45,310)	89,158

Schedule of long term maturities of financial derivative instruments
	Assets	Liabilities
2019	20,006	6,588
2020	1,382	6,588
2021	1,382	1,747
2022 onwards	4,145	3,496
	26,915	18,419

Schedule of consolidated financial assets and liabilities valued at fair value
2017
	Level 1	Level 2	Total balance
Assets
Financial assets at fair value
Securities	765,614	-	765,614
Derivatives used for hedging purposes	-	80,790	80,790
Total assets	765,614	80,790	846,404
Liabilities
Financial liabilities at fair value through profit loss
Derivatives used for hedging purposes	-	32,463	32,463
Total liabilities	-	32,463	32,463

12/2016
	Level 1	Level 2	Total balance
Assets
Financial assets valued at fair value
Securities	479,953	-	479,953
Derivatives used for hedging purposes	-	216,922	216,922
Total assets	479,953	216,922	696,875
Liabilities
Financial liabilities at fair value through profit loss
Derivatives used for hedging purposes	-	81,473	81,473
Total liabilities	-	81,473	81,473

Schedule of financial instruments by category

	Borrowing and Receivables	Assets valued at fair value	Total

December 31, 2017
Assets, per balance sheet
Derivative financial instruments	-	80,790	80,790
Trade accounts receivable and other accounts receivable, excluding prepayments	2,567,063	-	2,567,063
Marketable securities		768,611	768,611
Cash and cash equivalents	2,960,718	-	2,960,718
Financial leases	205,331	-	205,331
Judicial deposits	1,366,576	-	1,366,576
Other assets to be offset	68,571	-	68,571
	7,168,259	849,401	8,017,660

	Liabilities valued at fair value through profit or loss	Other financial liabilities	Total
December 31, 2017
Liabilities, per balance sheet
Borrowing and financings	-	4,690,944	4,690,944
Derivative financial instruments	32,463	-	32,463
Suppliers and other obligations, excluding legal obligations	-	3,986,557	3,986,557
Financial leases	-	1,887,172	1,887,172
Dividends payable	-	143,591	143,591

	32,463	10,708,264	10,740,727

	Borrowing and receivables	Assets at fair value	Total

December 31,2016
Assets, per balance sheet
Derivative financial instruments	-	216,922	216,922
Trade accounts receivable and other accounts receivable, excluding prepayments	2,943,269	-	2,943,269
Marketable securities	-	479,953	479,953
Cash and cash equivalents	5,128,186	-	5,128,186
Financial leases	204,762	-	204,762
Judicial deposits	1,294,125	-	1,294,125
Other assets	83,107	-	83,107
	9,653,449	696,875	10,350,324

	Liabilities valued at fair value through profit or loss	Other financial liabilities	Total
December 31, 2016
Liabilities per balance sheet
Borrowing and financing	-	6,719,782	6,719,782
Derivative financial instruments	81,473	-	81,473
Suppliers and other obligations, excluding legal obligations	-	3,461,081	3,461,081
Financial leases	-	1,802,238	1,802,238
Dividends payable	-	206,112	206,112
	81,473	12,189,213	12,270,686

Schedule of derivative financial instruments outstanding

December 31, 2017

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	SWAP Type	DEBT	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KfW	JP Morgan	110,937	110,937	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
				260,522	260,522	100%
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan and BOFA	198,990	198,990	100%	LIBOR 6M + 0.75% p.a.	80.29% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	110,937	110,937	100%	2.13% p.a.	87.54% of CDI

December 31, 2016

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	Swap type	Debt	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	BEI	BOFA	622,980	622,980	100%	LIBOR 6M + 1.22% p.a.	94.33% of CDI
USD	LIBOR X DI	BNP	CITI, JP Morgan	78,065	78,065	100%	LIBOR 6M + 2.53% p.a.	97.42% of CDI
USD	LIBOR X DI	KfW	JP Morgan	182,046	182,046	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
USD	LIBOR X DI	BOFA	BOFA	324,860	324,860	100%	LIBOR 3M + 2.00% p.a.	103.60% of CDI
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan	121,038	121,038	100%	LIBOR 6M + 0.75% p.a.	79.00% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	294,138	294,138	100%	2.18% p.a.	88.05% of CDI

Schedule of sensitivity analysis of derivative financial instrument
Description	2017	Probable Scenario	Possible Scenario	Remote Scenario

Debt in USD (Cisco and KFW)	579,817	579,817	731,785	886,481
A) ∆ Aggregate Debt Variation			151,968	306,664
Fair value of the asset side of the swap	579,817	579,817	731,785	886,481
Fair value of the liability side of the swap	(531,489)	(531,489)	(530,824)	(530,387)
Swap result	48,327	48,327	200,961	356,094
B) ∆ Aggregate Swap Variation			152,633	307,767
C) Final result (B-A)			665	1,103

Schedule of risk variable of derivative financial instruments
Risk variable	Probable scenario	Possible scenario	Remote scenario
	(current)
CDI	6.89%	8.61%	10.34%
LIBOR	1.8371%	2.2963%	2.7556%
US dollar	3.3080	4.1350	4.9620

Schedule of Position showing gains and losses with derivatives
2017
Net income from US$ vs. CDI transactions	(69,446)

Schedule of capital management
	2017	2016

Total borrowing and derivatives (Note 19 and 37)	4,642,617	6,584,333
Lease – Liabilities (Note 15)	1,887,172	1,802,238
Lease - Assets (Note 15)	(205,331)	(204,762)
ANATEL debts (Note 18)	98,451	147,219
Less: Cash and cash equivalents (Note 4)	(2,960,718)	(5,128,186)
Foreign exchange funds (Note 5)	-	(479,953)
FIC (Note 5)	(765,614)	-

Net Debt - Unaudited	2,696,577	2,720,889

EBITDA (1) (last 12 months) - Unaudited	5,947,023	5,209,368

Financial leverage ratio (*) - Unaudited	0.45	0.52

(1) Reconciliation with net Income for the year	1,234,507	750,427
Depreciation and amortization	4,013,671	3,785,172
Net financial income	497,836	410,880
Income and social contribution taxes	201,009	262,889
EBITDA (Unaudited) (**)	5,947,023	5,209,368

(*)      The variation in the ratio includes the effect of the sale of towers.

(**)   Earnings before interest, tax, depreciation and amortization.

Changes in liabilities arising from financing activities
	Borrowings and financing	Finance lease	Financial instruments (assets) liabilities

December 31, 2016	6,719,782	1,802,238	(135,449)
Additions	646,854	48,957	17.675
Financial interests	611,369	257,305	53,062
Foreign exchange variations, net	(16,491)		16,385
Payments	(3,270,570)	(219,189)	-
Other		(2,139)	-
December 31, 2017	4,690,944	1,887,172	(48,327)